UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Spring Point Capital, LLC

Address:   One Montgomery Street, 33rd Floor
           San Francisco, CA 94104


Form 13F File Number: 28-05327


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Ted Johann
Title:  Chief Operating Officer and General Counsel
Phone:  (415) 675-3300

Signature,  Place,  and  Date  of  Signing:

/s/ Ted Johann                     San Francisco, CA                  11/4/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              46

Form 13F Information Table Value Total:  $      511,163
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
AEROPOSTALE                    COM            007865108     7482   321800 SH       SOLE                 321800      0    0
AMERICAN EAGLE OUTFITTERS INC  COM            02553E106    13822   923900 SH       SOLE                 923900      0    0
AMYLIN PHARMACEUTICALS INC     COM            032346108    15339   735700 SH       SOLE                 735700      0    0
BANK OF AMERICA CORPORATION    COM            060505104     4684   357500 SH       SOLE                 357500      0    0
BRINKER INTERNATIONAL INC      COM            109641100     7552   400400 SH       SOLE                 400400      0    0
BROADRIDGE FINANCIAL SOLUTIONS COM            11133T103    11639   508900 SH       SOLE                 508900      0    0
BRUNSWICK CORP                 COM            117043109     8038   528100 SH       SOLE                 528100      0    0
COMPUTER SCIENCES CORP         COM            205363104     5272   114600 SH       SOLE                 114600      0    0
COVANTA HOLDING CORPORATION    COM            22282E102    12510   794300 SH       SOLE                 794300      0    0
CRESCENT POINT ENERGY CORP     COM            22576C101    12287   333610 SH       SOLE                 333610      0    0
DELL INC                       COM            24702R101    14603  1125900 SH       SOLE                1125900      0    0
E TRADE FINANCIAL CORPORATION  COM            269246401    14096   967440 SH       SOLE                 967440      0    0
EL PASO CORP                   COM            28336L109    13868  1120200 SH       SOLE                1120200      0    0
ENERNOC INC                    COM            292764107     5700   181700 SH       SOLE                 181700      0    0
EQUIFAX INC                    COM            294429105    14886   477100 SH       SOLE                 477100      0    0
FIDELITY NATIONAL INFORMATION  COM            31620M106    14042   517600 SH       SOLE                 517600      0    0
GAP INC                        COM            364760108     7672   411600 SH       SOLE                 411600      0    0
GILEAD SCIENCES INC            COM            375558103    10783   302800 SH       SOLE                 302800      0    0
GREAT CANADIAN GAMING CORP     COM            389914102    22121  3176400 SH       SOLE                3176400      0    0
H & R BLOCK  INC               COM            093671105    13335  1029693 SH       SOLE                1029693      0    0
HILLENBRAND INC                COM            431571108     5403   251200 SH       SOLE                 251200      0    0
IAC/INTERACTIVE CORP           COM            44919P508     9790   372685 SH       SOLE                 372685      0    0
INTERVAL LEISURE GROUP INC     COM            46113M108    25347  1881723 SH       SOLE                1881723      0    0
KEYCORP NEW                    COM            493267108     4553   572000 SH       SOLE                 572000      0    0
KGEN PWR CORP                  COM            49373X103     5870   857000 SH       SOLE                 857000      0    0
LCA-VISION INC                 COM            501803308     2191   393300 SH       SOLE                 393300      0    0
LENDER PROCESSING SVCS INC     COM            52602E102    18227   548500 SH       SOLE                 548500      0    0
LIBERTY MEDIA CORPORATION      COM            53071M708     6577   101300 SH       SOLE                 101300      0    0
MASTERCARD INC                 COM            57636Q104     8243    36800 SH       SOLE                  36800      0    0
MEDTRONIC INC                  COM            585055106     9930   295700 SH       SOLE                 295700      0    0
MEREDITH CORP                  COM            589433101     6449   193600 SH       SOLE                 193600      0    0
MI DEVELOPMENTS INC SUB VTG    CL A SUB VTG   55304X104     1153   104900 SH       SOLE                 104900      0    0
MICREL INC                     COM            594793101     5013   508400 SH       SOLE                 508400      0    0
MICROSOFT CORP                 COM            594918104    16607   678100 SH       SOLE                 678100      0    0
MOLSON COORS BREWING CO        COM            60871R209    12150   257300 SH       SOLE                 257300      0    0
PFIZER INC                     COM            717081103    39070  2275500 SH       SOLE                2275500      0    0
POPULAR INC                    COM            733174106     9740  3358466 SH       SOLE                3358466      0    0
QUEST DIAGNOSTICS INC          COM            74834L100    10690   211800 SH       SOLE                 211800      0    0
REGIONS FINANCIAL CORP         COM            7591EP100     3719   511600 SH       SOLE                 511600      0    0
SAFEWAY INC                    COM            786514208    22341  1055800 SH       SOLE                1055800      0    0
SAVIENT PHARMACEUTICALS        COM            80517Q100     8080   353285 SH       SOLE                 353285      0    0
SYMANTEC CORP                  COM            871503108    15446  1020900 SH       SOLE                1020900      0    0
SYNOVUS FINANCIAL CORP         COM            87161C105     1230   500000 SH       SOLE                 500000      0    0
TNS INC                        COM            872960109     4621   272600 SH       SOLE                 272600      0    0
WILLIS GROUP HOLDINGS LTD      SHS            G96666105    16729   542800 SH       SOLE                 542800      0    0
XEROX CORP                     COM            984121103    12263  1184800 SH       SOLE                1184800      0    0


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